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John S. Marten

Shareholder

+1 (312) 609 7753

jmarten@vedder.com

August 31, 2026

Via EDGAR

U.S. Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re:	Steward Funds, Inc. File Nos. 002-28174 and 811-01597

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, in lieu of filing under paragraph (b) or (c) of Rule 497, on behalf of Steward Funds, Inc. (the “Registrant”), we hereby certify that (1) the form of Prospectus dated August 28, 2026 and Statement of Additional Information dated August 28, 2026, as filed on August 26, 2026, for the Registrant that would have been filed under paragraph (b) or (c) of Rule 497 does not differ from that contained in the most recent registration statement or amendment and (2) the text of the most recent registration statement or amendment has been filed electronically.

Very truly yours,

/s/ John S. Marten

John S. Marten

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